Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of cash receipts generated from operating activities
Cash receipts from sales of goods and rendering of services	$ 10,954,251	$ 2,705,250	$ 1,940,720
Cash receipts from premiums and benefits, annuities and other benefits from policies entered	1,345	1,902	14,763
Cash receipts derived from sub-leases	129	443	188
Classes of Payments
Cash payments to suppliers for the provision of goods and services	(5,255,694)	(1,713,922)	(1,520,209)
Cash payments relating to variable leases	(3,631)	(1,313)	(1,117)
Other payments related to operating activities	(24,148)	(16,726)	(87,278)
Net cash generated from operating activities	5,672,252	975,634	347,067
Dividends received	6,354	11,663	5,387
Interest paid	(109,697)	(82,816)	(81,567)
Interest paid on lease liabilities	(1,226)	(1,587)	(1,133)
Interest received	48,120	2,747	17,046
Income taxes paid	(1,648,668)	(142,730)	(200,624)
Other cash inflows	110,460	59,609	96,058
Net cash generated from operating activities	4,077,595	822,520	182,234
Cash flows generated from (used in) investing activities
Proceeds from the sale of equity instruments	4,745	16,413	0
Cash flows arising from the loss/gain of control of subsidiaries and other businesses		0	20,996
Proceeds from the sale of property, plant and equipment	112	672	1,680
Other payments to acquire interest in joint ventures	0	0	(16,949)
Cash flows proceeds from the sale of interest in joint ventures		13,085	0
Acquisition of property, plant and equipment	(905,247)	(464,718)	(322,242)
Proceeds from sales of intangible assets	3,624	14,773	8,203
Proceeds (payments) related to futures, forward options and swap contracts	39,878	2,328	(6,902)
Purchases of intangible assets		0	(579)
Loans from / to related parties	873	13,086	(15,000)
Purchase of other long-term assets	(11,341)	(8,071)	0
Other cash (outflows) inflows	(42,045)	(594,511)	163,702
Cash flow used in investing activities	(909,401)	(1,006,943)	(167,091)
Cash flows generated from (used in) financing activities
Repayment of lease liabilities	(10,478)	(7,960)	(8,015)
Proceeds from long-term loans	200,000	700,000	400,000
Receipts from short-term loans	60,000
Payment of borrowings	(14,110)	(14,110)	(264,122)
Payment of dividends	(2,238,381)	(571,702)	(221,995)
Capital stock increase		1,100,257
Net cash flow (used in) generated from financing activities	(2,002,969)	1,206,485	(94,132)
Net Increase in cash and cash equivalents before the effect of changes in the exchange rate	1,165,225	1,022,062	(78,989)
Effects of exchange rate fluctuations on cash and cash equivalents	(25,040)	(16,113)	(439)
Increase in cash and cash equivalents	1,140,185	1,005,949	(79,428)
Cash and cash equivalents at beginning of year	1,515,051	509,102	588,530
Cash and cash equivalents at end of year	$ 2,655,236	$ 1,515,051	$ 509,102